Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Details Narrative
Shares available for grant	19,742,500	19,815,000
Weighted-average fair value of stock options granted	$ 0.72	$ 1.14
Stock-based compensation administrative expense	$ 59,122	$ 59,860
Unrecognized compensation cost	$ 69,032	$ 42,959